Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Stage three [member]
Disclosure of credit risk exposure [line items]
Percentage of collateralized loan	92.00%	92.00%
Credit Card Loans [member] | Principal [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days
Credit Card Loans [member] | Interest [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days